PCS Commodity Strategy Fund
Summary Section
Investment Objective.
The investment objective of the PCS Commodity Strategy Fund (the “Fund”) is to seek to provide long term total return.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and under “Shareholder Information – More About Class A Shares” beginning on page 16 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PCS Commodity Strategy Fund	Class A Shares		Class C Shares		Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.50%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or NAV at redemption)	1.00%	[1]	1.00%	[2]	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%		1.00%		1.00%
[1]	A maximum contingent deferred sales charge ("CDSC") of 1.00% may apply to certain redemptions of Class A shares made within the first 12 months of their purchase when an initial sales charge was not paid on the purchase.
[2]	A maximum contingent deferred sales charge ("CDSC") of 1.00% will apply to certain redemptions of Class C shares made within the first 12 months of their purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PCS Commodity Strategy Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		0.79%	0.79%	0.79%
Distribution and Service (Rule 12b-1) Fees		0.25%	1.00%	none
Other Expenses		14.29%	14.29%	14.29%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	15.34%	16.09%	15.09%
Fee Waiver/Expense Reimbursement		(13.98%)	(13.98%)	(13.98%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	1.36%	2.11%	1.11%
[1]	This number represents an estimate for the Fund's current fiscal year of the combined total fees and operating expenses of underlying funds owned by the Fund and would not be a direct expense incurred by the Fund or deducted from Fund assets.
[2]	Pursuant to an operating expense limitation agreement between Price Asset Management, Inc. (the "Adviser") and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) for the Fund do not exceed 1.35%, 2.10% and 1.10%, of the Fund's average net assets, for Class A. Class C and Class I shares, respectively, through December 31, 2016. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to receive reimbursement of any excess expense payments paid by it pursuant to the operating expense limitation agreement in future years on a rolling three year basis, as long as the reimbursement does not cause the Fund's annual operating expenses to exceed the expense cap.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - PCS Commodity Strategy Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A Shares	681	3,383	5,555	9,300
Class C Shares	214	3,168	5,503	9,419
Class I Shares	113	2,940	5,225	9,202

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. From the Fund’s commencement of operations, December 10, 2014, through August 31, 2015, the Fund’s portfolio turnover rate was 29,155% of the average value of the portfolio.

[1]
Principal Investment Strategies.

The Fund seeks to achieve its investment objective by investing, under normal circumstances, in (a) a portfolio of commodity-linked futures contracts traded on U.S. and foreign exchanges and (b) a fixed-income portfolio made up primarily of cash, cash equivalents, short-term U.S. government securities, and certain other money market instruments.

Commodity Investments. The Fund will follow a rules-based methodology to seek to replicate the Rogers International Commodity Index® (the “Index”). The Index is a composite, U.S. dollar-based, total return index. The Index was designed to meet the need for consistent investing in a broad based international vehicle; it represents the value of a basket of commodities consumed in the global economy, including agricultural, energy and metal products. The value of this basket is tracked via futures contracts on 37 different exchange-traded physical commodities, quoted in four currencies, listed on ten exchanges in four countries. The Index aims to be an effective measure of the price action of raw materials not just in the United States but also around the world. The Index’s weightings attempt to balance consumption patterns worldwide (in developed and developing countries) of raw materials on the one hand, and the liquidity of the futures contracts on the raw materials on the other hand. Each month, the Fund will rebalance the Fund’s futures positions back to the RICI®’s initial weightings.

The Fund will hold long-only positions in the futures contracts underlying the Index. Accordingly, the value of the Fund’s futures portfolio will increase only if, in aggregate, he value of the component raw materials represented in the futures portfolio increases. The Fund will use a series of rules to generate trades and positions in commodity-linked futures contracts that seek to track the Index.

The Fund expects to gain exposure to the commodities market indirectly by investing up to 25% of its total assets (measured at the time of investment) in a wholly-owned and controlled in subsidiary (the “Subsidiary”), which is designed to enhance the ability of the Fund to obtain exposure to the commodities market through commodity-linked futures investments consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivatives, however, the Subsidiary will comply with the same Investment Company Act of 1940 (“1940 Act”) asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Fund’s transactions in derivatives.

Fixed Income Investments. Assets not invested by the Fund in the Subsidiary or directly in commodity-linked futures contracts are invested in cash, cash equivalents, short-term U.S. government securities, and certain other money market instruments. The Fund’s fixed income investments consist primarily of direct and guaranteed obligations of the U.S. government and senior obligations of U.S. government agencies as well as money market securities.

Principal Risks.

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The principal risks of investing in the Fund are:

• Commodities Risk: Investing in the commodities markets (directly or indirectly) may subject the Fund to greater volatility than investments in traditional equity and fixed income securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

• Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

• Derivatives Risk: The Fund may use derivatives (including commodity futures and options on futures) to enhance returns or hedge against market declines. The Fund’s indirect use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk, counterparty default risk and tracking risk. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices. Trading in the futures and forward markets typically results in volatile performance. Several occasions in the recent past have witnessed sudden and major reversals in these markets, resulting in major losses for traders.

• Counterparty Risk: A financial institution or other counterparty with whom the Fund does business may decline in financial condition and become unable or unwilling to honor its commitments. This could cause the value of Fund shares to decline and/or the Fund could experience delays in the delivery of loans or other income securities purchased from the counterparty or of proceeds of a sale of a loan or other income security to a counterparty.

• Fixed Income Risk: Fixed income securities are subject to the risk that securities could lose value because of interest rate changes. Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities. Fixed income securities are also subject to prepayment and credit risks.

• Foreign Currency and Foreign Exchange Risk: Investments in futures contracts denominated in foreign currencies involves the risk that the currencies in which those instruments are denominated will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Fund’s investments in foreign currency-denominated futures contracts may reduce the returns of the Fund. Furthermore, the Fund’s investments in contracts that trade on foreign exchanges involve risks not associated with investing in U.S. contracts. Foreign markets may be less liquid, more volatile and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle.

• Leverage Risk: Using derivatives like commodity futures and options to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

• Limited History of Operations Risk: The Fund has a limited history of operation. In addition, the Adviser has limited experience managing a mutual fund.

• Management Risk: The risk that investment strategies employed by the Adviser in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

• Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Market Disruption Risk: Most United States futures exchanges limit fluctuations in some futures contract prices during a single day by regulations referred to as “daily limits.” During a single trading day, no trades may be executed in such contracts at prices beyond the daily limit. Futures prices have occasionally moved to the daily limit for several consecutive days with little or no trading. Similar occurrences could prevent the Fund from executing trades and subject the Fund to substantial losses. Also, the Commodity Futures Trading Commission (“CFTC”) or exchanges (both U.S. exchanges and non-U.S. exchanges) may suspend or limit trading, and exchanges may be subject to periods of illiquidity.

• Futures Commission Merchant Failure Risk: A futures commission merchant (“FCM”) is required to segregate assets pursuant to CFTC regulations. If the assets of the Fund were not so segregated, the Fund would be subject to the risk of the failure of such an FCM. Even given proper segregation, in the event of the insolvency of an FCM, the Fund may be subject to a risk of loss of its funds and would be able to recover only a pro rata share (together with all other commodity customers of such FCM) of assets, such as United States Treasury bills, specifically traceable to the account of the Fund and its investors. In addition, under certain circumstances, such as the inability of another client of an FCM or the FCM itself to satisfy substantial deficiencies in such other client’s account, a client may be subject to a risk of loss of the funds on deposit with the FCM, even if such funds are properly segregated.

• Regulatory Risk: The regulation of the U.S. commodities markets has undergone substantial change in recent years, a process which is expected to continue, particularly as rules are enacted by the CFTC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Reform Act”). In addition to regulatory changes, the economic features of the markets to be traded by the Fund have undergone, and are expected to continue to undergo, rapid and substantial changes as new strategies and instruments are introduced.

• Tax Risk: Certain of the Fund’s investment strategies, including transactions in futures contracts and options or futures contracts, may be subject to the special tax rules, the effect of which may have adverse tax consequences for the Fund. Also, by investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the U.S. federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains. Additionally, the Internal Revenue Service (“IRS”) has issued a number of private letter rulings to other mutual funds (unrelated to the Fund), which indicate that certain income from a fund’s investment in a wholly-owned foreign subsidiary will constitute “qualifying income” for purposes of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). However, the IRS has suspended issuance of any further letters pending a review of its position. If the IRS were to change its position with respect to the conclusions reached in its private letter rulings (which change in position might be applied to the Fund retroactively), the income from the Fund’s investment in the Subsidiary might not be qualifying income, and the Fund might not qualify as a regulated investment company for one or more years.

• Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. The Adviser has, on behalf of the Subsidiary, filed a notice with the National Futures Association claiming exemption from the CFTC’s reporting requirements in accordance with Part 4 of the CFTC Regulations pursuant to no-action relief for certain subsidiaries of registered investment companies. Under this no-action letter guidance, the CFTC regulations provide relief relating to CFTC disclosure requirements for commodity pools, such as the Subsidiary, that are wholly-owned subsidiaries of registered investment companies (such as the Fund). The Adviser also claims exemption from the CFTC’s disclosure requirements in accordance with Part 4 of the CFTC Regulations, which provide relief relating to CFTC disclosure and reporting requirements for commodity pools, such as the Subsidiary, that are operated by a CPO that is the same as, controls, is controlled by or is under common control with the CPO of an offered pool (such as the Fund). Changes in the laws or regulations of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary

• Regulatory Change Risk : The Adviser has, on behalf of the Fund, filed a notice with the National Futures Association claiming an exemption from certain of the CFTC’s reporting and disclosure requirements in accordance with Part 4 of the CFTC regulations. If, in the future, the Adviser determines that it is not eligible for this exemption or other relief from CFTC regulation, the Fund will be required to comply with CFTC regulations regarding disclosure and reporting. Compliance with such requirements will likely increase the costs associated with an investment in the Fund.

• Non-Diversification Risk: The Fund is classified as non-diversified under the 1940 Act. This means that the Fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

• Cyber Security Risk . As the use of technology has become more prevalent in the course of business, the Fund may be more susceptible to operational, financial and information security risks resulting from cyber-attacks and/or technological malfunctions. Successful cyber-attacks and/or technological malfunctions affecting the Fund or its service providers could result in, among other things, financial losses to the Fund and its shareholders, the inability to process transactions with shareholders or other parties and the release of private shareholder information or confidential Fund information. While measures have been developed which are designed to reduce the risks associated with cyber security, there are inherent limitations in such measures and there is no guarantee those measures will be effective, particularly since the Fund does not directly control the cyber security measures of its service providers, financial intermediaries and companies in which it invests or with which it does business.

Performance.

Because the Fund is new, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling the Fund toll-free at 1-844-828-3242.

[1]	The portfolio turnover rate excludes investments whose maturities or expiration dates at the time of acquisition were one year or less. For this reason all futures contracts, money market funds and U.S Treasury Bills that were traded throughout the period are excluded from the calculation. The timing of the Fund's limited amount of purchases and sales of long term securities that occurred over a 3 month period produced the resulting portfolio turnover percentage that appears inflated due to the nature of the calculation. Had the Fund's core investments been included in the calculation, the turnover calculation would have been much lower.